Long Term Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long Term Debt

14. Long Term Debt

On September 2, 2016, the Company entered into a Purchase Agreement with Unterberg Koller Capital Fund L.P. and William W. and Dieva L. Smith (collectively, the “Investors”), pursuant to which the Company issued and sold Notes in the aggregate principal amount of $4,000,000 and five-year Warrants to purchase an aggregate of 1,700,000 shares of the Company’s common stock at an exercise price of $2.74 per share. The Company completed the transactions contemplated by the Purchase Agreement and issued the Notes and Warrants on September 6, 2016.

The Notes mature three years following the issuance date, or September 6, 2019, and bear interest at the rate of 10% of the outstanding principal balance of the Notes, payable quarterly in cash or shares of the Company’s common stock at a conversion price equal to the greater of (i) the five-day volume weighted average closing price of the common stock on the Nasdaq Stock Market, measured on the third trading day prior to the date that interest is due, or (ii) the minimum price so that payment of interest for such installment in the form of common stock shall not constitute “equity compensation” to an officer, director, employee or consultant of the Company for purposes of Rule 5635(c) of the Nasdaq Stock Market or a private placement that, combined with the other securities issued or issuable under the Purchase Agreement, would require shareholder approval by the Company under Rule 5635(d) of the Nasdaq Stock Market. The Notes are subordinate and junior in right of payment to the prior payment in full of all claims, whether now existing or arising in the future, of holders of senior debt of the Company, as described in the Notes.

Under the Notes, if an Acceleration Event occurs and shall be continuing, any Holder of the Notes, may by written notice delivered to the Secretary of the Company within ninety days after any occurrence of such Acceleration Event (an “Acceleration Notice”), declare the entire unpaid principal balance of the Note, together with all interest accrued, due and payable shall be accelerated and due and payable, without presentment, demand, protest, or notice (except for the delivery of an Acceleration Notice).  For purposes of the Notes, an Acceleration Event shall occur if, while the Notes are outstanding, William W. Smith, Jr. (i) is not nominated for re-election as a director of the Company at the normal expiration of his term as director, (ii) is terminated or removed as Chairman of the Board of Directors of the Company, (iii) is terminated or removed as Chief Executive Officer of the Company or (iv) dies or becomes permanently disabled.  An Acceleration Event shall not occur if Mr. Smith consents to any of the events referenced above or voluntarily resigns or retires from any of the positions listed.